Filed Pursuant to Rule 497(e)

Registration No.: 002-83631

VALIC Company I

Growth Fund

(the “Fund”)

Supplement dated June 23, 2017, to the Fund’s

Prospectus and Statement of Additional Information (“SAI”) dated October 1, 2016, as supplemented and amended to date

Effective immediately, all information with respect to Lynette Pang, a portfolio manager of the Fund associated with American Century Investment Management, Inc., is hereby deleted in its entirety.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.